Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Summary of Option Activity
The following table summarizes the option activity under the Stock Incentive Plans for the six months ended June 30, 2020 and the year ended December 31, 2019:

	Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding at December 31, 2018	1,299,565	$11.18	$881,385
Granted	395,500	9.61	—
Exercised	—	—	—
Cancelled	(22,750)	13.36	—

Outstanding at December 31, 2019	1,672,315	10.78	—
Granted	270,000	1.44	—
Exercised	—	—	—
Cancelled	(426,040)	10.45	—

Options outstanding at June 30, 2020	1,516,275	$9.21	$—

Options exercisable at June 30, 2020	1,017,853	$10.79	$—

The following table summarizes the option activity under the Stock Incentive Plans for the years ended December 31, 2019 and 2018:

	Options	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Options outstanding at December 31, 2017	988,565	$10.83	$2,617,859
Granted	311,000	12.28	—
Exercised	—	—	—
Cancelled	—	—	—
Options outstanding at December 31, 2018	1,299,565	$11.18	$2,617,859
Granted	395,500	9.61	—
Exercised	—	—	—
Cancelled	(22,750)	13.36	—

Options outstanding at December 31, 2019	1,672,315	$10.78	$—

Options exercisable at December 31, 2019	1,072,811	$11.13	$—

Summary of Assumptions to Determine Fair Value of Stock Options Granted to Employees and Directors
The assumptions the Company used to determine the fair value of stock options granted to employees and directors during the six months ended June 30, 2020 and 2019 are as follows, presented on a weighted-average basis:

	For the Six Months Ended June 30,
	2020	2019
Risk-free interest rate	0.7%	2.6%
Expected term (in years)	5.9	6.0
Expected volatility	82.8%	81.1%
Expected dividend yield	0%	0%

The assumptions the Company used to determine the fair value of stock options granted in 2019 and 2018 are as follows, presented on a weighted-average basis:

	For the Year Ended December 31,
	2019	2018
Risk-free interest rate	2.5%	2.5%
Expected term (in years)	5.9	5.9
Expected volatility	81.1%	82.5%
Expected dividend yield	0%	0%

Summary of RSU Activity
The following table is a rollforward of all RSU activity under the Stock Incentive Plans for the six months ended June 30, 2020:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Total nonvested units at December 31, 2019	139,350	$7.86
Granted	559,000	1.41
Vested	—	—
Cancelled	(164,350)	6.88

Total nonvested units at June 30, 2020	534,000	$1.07

The following table is a rollforward of RSU activity under the Stock Incentive Plans for the year ended December 31, 2019:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
Total nonvested units at December 31, 2018	—	$—
Granted	203,700	8.49
Vested	—	—
Cancelled	(64,350)	9.83

Total nonvested units at December 31, 2019	139,350	$7.86

Summary of Stock-Based Compensation Expense
The following table summarizes the Company’s stock-based compensation expense for the three and six months ended June 30, 2020 and 2019 (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Stock-based compensation:
Research and development	$171	$339	$446	$656
General and administrative	303	702	845	1,357

Total Stock-based compensation	$474	$1,041	$1,291	$2,013

The following table summarizes the stock-based compensation expense for the years ended December 31, 2019 and 2018 (in thousands):

	For the Year Ended December 31,
	2019	2018
Stock-based compensation:
Research and development	$1,223	$843
General and administrative	2,144	1,933

Total Stock-based compensation	$3,367	$2,776

Summary of Shares of Common Stock Reserved
As of June 30, 2020 and December 31, 2019, the Company reserved the following shares of common stock for issuance of shares resulting from exercise of outstanding warrants and options, convertible shares from the Convertible Term Loan, as well as issuance of shares available for grant under the Stock Incentive Plans:

	June 30,	December 31,
	2020	2019
IPO warrants	28,347	28,347
November private placement warrants	1,633,777	1,633,777
Convertible term loan	—	2,329,143
Pontifax warrants	250,000	250,000
September 2019 warrants	15,000	15,000
Amended and restated 2015 stock incentive plan	3,266,451	2,160,338
Inducement awards	90,000	90,000

Total	5,283,575	6,506,605

As of December 31, 2019 and 2018, the Company reserved the following shares of common stock for issuance of shares resulting from the exercise of outstanding warrants and options, as well as the future issuance of shares available for grant under the Stock Incentive Plans:

	December 31,
	2019	2018
IPO Warrants	28,347	28,347
November Private Placement Warrants	1,633,777	1,633,777
Convertible Term Loan and Accrued Interest Payable	2,329,143	—
Pontifax Warrants	250,000	—
September 2019 Warrants	15,000	—
2015 Amended and Restated Stock Incentive Plan	2,160,338	2,238,887
Inducement Awards	90,000	50,000

Total	6,506,605	3,951,011